Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2026	Jun. 30, 2025
Ordinary shares, par value	[1]	$ 0.002	$ 0.002
Ordinary shares, authorized	[1]	25,000,000	25,000,000
Ordinary shares, issued	[1]		4,348,675
Ordinary shares, outstanding	[1]		4,348,675
Class A Ordinary Shares
Ordinary shares, par value	[1]	$ 0.002	$ 0.002
Ordinary shares, authorized	[1]	20,000,000	20,000,000
Ordinary shares, issued	[1]	1,251,901
Ordinary shares, outstanding	[1]	1,251,901
Class B Ordinary Shares
Ordinary shares, par value	[1]	$ 0.002	$ 0.002
Ordinary shares, authorized	[1]	5,000,000	5,000,000
Ordinary shares, issued	[1]	3,500,000
Ordinary shares, outstanding	[1]	3,500,000

[1]	The shares and per share information are presented on a retroactive basis to reflect the Share Consolidation and the redesignation of ordinary shares into Class A ordinary shares and Class B ordinary shares (Note 15).